Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Repurchase Agreements
Current balance	$ 41,498,171	$ 48,943,996
Average balance	41,393,391	32,532,862
Highest month-end balance	$ 48,813,262	$ 48,943,996
Weighted average interest rate	2.58%	2.45%
Amortized cost - Pledged investments	$ 59,380,136	$ 61,463,021
Fair Value - Pledged investments	$ 53,294,329	$ 52,603,659